Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash		$ 47	$ 510
Other receivables		12	58
Prepaid expenses		2,977	33
Total current assets		3,036	601
Forward option-prepaid forward contracts, net		1,729	0
Other assets		2	2
Total assets		4,767	603
Current liabilities
Accounts payable		1,927	85
Accrued expenses		2,245	186
Notes payable		1,178	0
Convertible notes - related party, net of discount		0	2,378
Convertible notes derivative liability		0	471
Total current liabilities		5,350	3,120
Notes payable		7,652	0
Government loans		0	63
Convertible notes - related party, net of discount, net of current portion		0	181
Convertible notes derivative liability, net of current portion		0	55
Total liabilities		13,002	3,419
Commitments and contingencies (see Note 13)
Stockholders' deficit
Additional paid-in capital	[1]	91,089	73,495
Accumulated deficit	[1]	(99,325)	(76,312)
Total stockholders' deficit	[1]	(8,235)	(2,816)
Total liabilities, convertible preferred stock and stockholders' deficit		4,767	603
Class A Common Stock [Member]
Stockholders' deficit
Class A common stock - $0.0001 par value per share; 100,000,000 shares authorized; 12,699,668 and 7,238,767 shares issued and outstanding at December 31, 2022 and 2021, respectively	[1]	$ 1	$ 1

[1]	Retroactively restated to give effect to the reverse recapitalization